Income Taxes	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income Taxes

Note 18 – Income Taxes

For the three and nine months ended September 30, 2025 and 2024, the Company recorded no income tax expense or benefit due to pre-tax book losses. The Company’s effective tax rate for these periods was 0%, which differs from the statutory federal rate primarily due to the Company’s pre-tax losses that generate deferred tax assets (DTAs) related to net operating loss (NOL) carryforwards. Based on the weight of available evidence, including its cumulative history of operating losses, management has determined that it is more likely than not that these deferred tax assets will not be realized, and therefore continues to maintain a full valuation allowance as of September 30, 2025. As a result, the Company expects to maintain a full valuation allowance for the entire fiscal year, and its estimated annual effective tax rate for 2025 remains 0%. The Company’s deferred tax assets, net of the valuation allowance, were $0 as of September 30, 2025

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law in the U.S., which contains a broad range of tax reform provisions affecting businesses. The Company is evaluating the full effects of the legislation on the Company, including the Company’s cash tax position, but the Company expects that the legislation will not have a material impact on the Company’s financial statements. As the legislation was signed into law after the second quarter, the financial impacts are not included within the condensed consolidated statement of operations.

In connection with the Business Combination, the Company assumed an excise tax liability of $3,905,240 and a franchise tax liability of $8,428, both of which were incurred prior to the Closing and were recorded as assumed obligations from the reverse recapitalization transaction. Accordingly, the Company recorded a total accrued tax liability of $3,913,668 related to the Business Combination. As of September 30, 2025, the Company also recorded a $1,977 sales tax receivable under other current assets account.

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company is not subject to taxation in foreign countries. The Company’s effective tax rate is calculated quarterly based upon current assumptions relating to the full year’s estimated operating results and various tax-related items. Each quarter, an estimate of the annual effective tax rate is updated should the Company revise its forecast of earnings based upon its operating results. If there is a change in the estimated effective annual tax rate, a cumulative adjustment is made. The Company’s effective tax rate was 0% for each of the three and nine months ended September 30, 2025 and 2024.

The difference between the effective tax rate of 0% and the U.S. federal statutory rate of 21% for each of the three and nine months ended September 30, 2025 and 2024 was primarily due to changes in deferred tax balances, fully offset by valuation allowances.